Subsequent Events	12 Months Ended
Dec. 31, 2020
Subsequent Events [Abstract]
Subsequent Events

25. Subsequent Events

The Company has evaluated subsequent events through March 31, 2021 which is the date the financial statements were available to be issued and the following events after year end occurred:

●	In January and February 2021 in connection with the Company’s Reg-A public offering the Company issued an additional 30,033,199 shares of common stock at $0.10 per share and warrants exercisable for a period of 12 months at $0.20 per warrant for one common share.
●	On January 8, 2021 the Company issued 3,000,000 shares of common stock for consulting services valued at $0.10 per share.
●	On January 14, 2021 the Company entered into an amended advisory agreement for the following:
	○	$5,000 per month
	○	Make available for the purchase of an additional 150,000 shares of common stock for a total of 250,000 shares of common stock at $0.0001
	○	Issuance of an additional 100,000 warrants for a total of 250,000 warrants exercisable for a period of five years at $0.20 per share.

●	On January 15, 2021 the Company entered into a consulting service agreement for a duration of 18 months for 2,000,000 shares of common stock at $0.13 per share.
●	During the month of February 2021, 12,284,800 warrants were exercised at $0.20 per warrant for 12,284,800 shares of common stock at a value of $2,455,960.
●	On February 15, 2021 the Company signed an advertising and promotion agreement for a duration of three months at $10,000 per month for advertising and promotion services.
●	On February 15, 2021 the Company entered into a service agreement with a consultant to develop and provide Sales CRM system to the Company for 5,000,000 shares of common stock at $0.23 per share.
●	On March 3, 2021 the Company signed a consulting agreement with a third party to assist the Company in developing manufacturing processes of new products for 200,000 shares of common stock valued at $20,000.
●	On March 12, 2021 the Company entered into a strategic advisory and digital marketing service agreement for a duration of 12 months for 200,000 shares of common stock.
●	On March 19, 2021 the Company issued to Leonite 790,243 shares of common stock through the exercise of 790,243 of its 900,000 warrants on a cashless exercise.
●	Subsequent to year ended the Company entered into private placement agreements issuing 11,368,800 shares of common stock and warrants at $0.10 per share with an exercise price of $0.20 per warrant for one shares of common stock over a period of 18 months. As of the date of this financial statement 9,060,000 shares of common stock have been issued.
●	Refer to note 7, 8, 9 and 20 for additional subsequent events.